Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments by Category [Abstract]
Schedule of Financial Assets and Receivables and Financial Liabilities at Amortized Cost

At the reporting date, the aggregate carrying amounts of financial assets and financial liabilities were as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Financial assets at fair value through profit or loss
Contingent consideration	—	8,704,606	1,118,370

Financial assets measured at amortized cost
Trade and other receivables	9,106,174	11,512,956	1,479,187
Cash and bank balances	42,222,014	6,859,938	881,366
	51,328,188	27,077,500	3,478,923

Financial liabilities measured at amortized cost
Trade and other payables	12,990,458	10,566,327	1,357,565
Bank borrowings	3,845,863	—	—
Lease liabilities	2,390,304	4,834,208	621,099
Convertible promissory notes	13,860,647	—	—
	33,087,272	15,400,535	1,978,664